Trust specific information (Tables)	12 Months Ended
Dec. 31, 2021
Trust Specific Information
The reconciliation of bullion holdings for the years ended December 31, 2021 and 2020 is presented as follows:

The reconciliation of bullion holdings for the years ended December 31, 2021 and 2020 is presented as follows:

	December 31, 2021	December 31, 2020
	$	$
Balance at beginning of year	4,422,005	2,959,687
Purchases	2,786	440,262
Sales	(7,942)	(5,043)
Redemptions for physical bullion	(33,558)	184
Realized gains (losses) on sales and redemptions for physical bullion	10,784	759
Change in unrealized gains (losses)	(300,318)	1,026,156
Balance at end of year	4,093,757	4,422,005